Segment information (Details 1) - Exascale Labs Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Total	$ 3,754,586	$ 1,862,158	$ 10,561,331	$ 4,475,885	$ 7,015,512	$ 1,319,115
SINGAPORE
Total	425,009	662,559	1,237,464	1,361,844	2,484,905	260,941
UNITED STATES
Total	1,564,836	581,009	4,560,992	1,273,279	2,085,579	169,600
CANADA
Total	1,139,055	367,107	3,232,326	1,089,559	1,443,306	574,664
HONG KONG
Total	417,992	150,000	1,118,534	450,000	600,000	157,500
UNITED KINGDOM
Total	207,694	98,483	412,015	291,203	391,722	145,410
Others [Member]
Total		$ 3,000		$ 10,000	$ 10,000	$ 11,000